Dear Shareholder:

We are pleased to enclose the semi-annual report of the operations of Integrity Fund of Funds, Inc. for the six months ended June 30, 1998. The Fund's portfolio and related financial statements are presented within for your review.

Integrity Fund of Funds Inc. began January 1st at $13.27 per share and closed June 30th at $14.78 per share for a six month return of 11.38%.

To create a perfect environment for equities, this would be it. Strong economic growth, low interest rates and subdued inflation have created what is called a "new paradigm." But, in the midsts of all this, the meltdown in Asian and Japanese economies have dented many U.S. companies' strong earnings.

The bull market's long-term future ultimately rests on interest rates and continued growth in corporate profits. Asian miseries may have helped put the brakes on runaway growth in the U.S. economy. In the process this has restrained the Federal Reserve from raising interest rates. Wall Street consensus is, however, that corporate earnings increases will return to double digits as U.S. corporations find ways to grow.

Integrity Fund of Funds, Inc. continues to diversify across a wide range of proven funds who have weathered many domestic and worldwide crises. This diversification increases investors' participation in the strongest markets while at the same time protecting fund appreciation against possible market volatility.

Long-term capital appreciation and growth of income continues to be the primary objectives as management monitors the investment industry.


Sincerely,




Monte L. Avery                            Robert E.Walstad
Chief Portfolio Strategist                President


Terms & Definitions

Appreciation
Increase in value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation: it does not represent an investment return.

Contingent Deferred Sales Charge (CDSC)
A charge applied at the time of the redemption which assumes redemption at the end of the period.

Depreciation
Decrease in value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal. It invests in companies that reinvest most of their earnings for expansion, research or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a Fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund's portfolio for the period, assuming the reinvestment of all dividends. It represents the aggregate percentage or dollar value change over the period.

PERFORMANCE AND COMPOSITION
---------------------------

Portfolio Load Types
--------------------
[pie chart]
Load            93.7
No-Load        6.3

The Load Structure reflects the type of sales load typically charged by each fund in the portfolio. As of 6/30/98, the fund has not paid a sales load to any fund

Portfolio Investment Style
--------------------------
[pie chart]
Growth & Income       41.0
Growth                39.7
Balanced                  10.1
Aggressive Growth      9.2

The Portfolio Investment Style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

COMPARATIVE INDEX GRAPH
-----------------------
[line graph]

			     Comparison of change in value of a $10,000 investment in the Integrity Fund of Funds and the S & P 500 Index

	       Integrity Fund of Funds   Integrity Fund of Funds
	       w/o CDSC                  w/ CDSC                S & P 500 Index
	       ----------------------------------------------------------------
1/3/1995      $10,000                    $10,000                $10,000
1995          $12,520                    $12,370                $13,411
1996          $14,252                    $14,102                $16,129
1997          $16,340                    $16,190                $21,113
06/30/98      $18,199                    $18,049                $24,688

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

Key Statistics
--------------

12-31-97 NAV(share value)     $13.27
06-30-98 NAV                  $14.78
Number of Issues               18
Total Net Assets              $21,688,974


Average Annual Total Returns

		  For periods ending June 30, 1998
							      Since Inception
		  1 year                5 year                    01/03/95
--------------------------------------------------------------------------
Without CDSC      17.82%                 N/A                      18.71%
With CDSC         16.32%                 N/A                      18.43%

Schedule of Investments June 30, 1998

Name of Issuer
Percentages represent the market value of each investment
category to total net assets                    Quantity          Market  Value
------------------------------------------ ------------------------------------
MUTUAL FUNDS (98.8%)
American Balanced Fund                           81,801             $1,331,714
*American Washington Mutual Investors            48,131              1,631,164
*AIM Constellation Fund A                        22,824                679,704
*AIM Aggressive Growth Fund A                    17,037                854,247
*AIM Value Fund A                                35,884              1,379,729
AIM Charter Fund A                               99,951              1,397,312
*Dodge & Cox Balanced Fund                       12,014                833,660
Hudson Capital Appreciation Fund                 68,621              1,128,133
MFS Research A                                   77,073              1,945,331
Capital Opportunities Fund                       85,522              1,414,534
Massachusetts Inv A                              98,443              1,978,713
Mutual Qualified Fund Cl 1                       63,522              1,246,302
Mutual Beacon C1 1                               56,225                872,055
Neuberger & Berman Guardian Fund                 17,823                518,647
*New York Venture Fund A                         68,489              1,689,614
*Putnam Fund for Growth & Income A               53,799              1,141,610
*Putnam Vista Fund                               68,955                957,093
*Putnam Voyager Fund                             19,245                428,210
								   -----------
TOTAL MUTUAL FUNDS (COST: $18,359,637)                             $21,427,772


SHORT-TERM SECURITIES (1.4%)
Federated Money Market Trust #092  (COST: $306,776)                    306,776
								   -----------
TOTAL INVESTMENTS IN SECURITIES (COST: $18,666,413)                $21,734,548
OTHER ASSETS LESS LIABILITIES                                         (45,574)
								   -----------
NET ASSETS                                                         $21,688,974
								   ===========

*Indicates Funds are segregated by the custodian.
The accompanying notes are an integral part of these financial statements.

Financial Statements June 30, 1998

Statement of Assets and Liabilities June 30, 1998 (Unaudited)
-------------------------------------------------------------

ASSETS
     Investments in securities, at value (cost:$18,666,413)                $21,734,548
     Prepaid expenses                                                            3,389
     Accrued dividends receivable                                               15,195
									   -----------
	Total Assets                                                       $21,753,132


LIABILITIES
     Bank overdraft                                                            $28,998
     Accrued expenses                                                           35,160
									       -------
	Total Liabilities                                                      $64,158
									       -------

NET ASSETS                                                                 $21,688,974
									   ===========
Net assets are represented by:
     Capital stock outstanding, at par                                            $147
     Additional paid-in capital                                             18,371,095
     Accumulated undistributed net realized gain(loss) on investments          249,597
     Unrealized appreciation on investments                                  3,068,135
									    ----------
	  Total amount representing net assets applicable to
	   1,467,232 outstanding shares of $.0001 par value
	  common stock (1,000,000,000  shares authorized)                  $21,688,974
									   ===========
Net asset value per share                                                       $14.78
									   ===========

Statement of Operations for the six months ended June 30, 1998

INVESTMENT INCOME
    Dividends                                                                  $91,967
									       -------
	 Total Investment Income                                               $91,967
									       -------
EXPENSES
    Investment advisory fees                                                   $93,477
    Custodian fees                                                               1,522
    Transfer agent fees                                                         15,132
    Transfer agent out of pockets                                                1,920
    Accounting service fees                                                     17,087
    Professional fees                                                            2,925
    Directors fees                                                               1,203
    Service fees                                                                23,988
    Reports to shareholders                                                        723
    License, fees, and registrations                                             8,204
									       -------
	Total expenses     $                                                   166,181
									       -------
NET INVESTMENT INCOME (LOSS)                                                 $(74,214)
									     ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
     Net realized gain (loss) from:
     Investment transactions                                                  $323,811
     Net change in unrealized appreciation (depreciation) of:
     Investments                                                             1,952,454
									    ----------
	  Net realized and unrealized gain
	   (loss) on investments                                            $2,276,265
									    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             $2,202,051
									    ==========

The accompanying notes are an integral part of these financial statements.


Financial Statements June 30, 1998

Statement of Changes in Net Assets
for the six months ended June 30, 1998 and December 31, 1997
------------------------------------------------------------

<CAPTI0N>

									 For the Six Months Ended      For the Year Ended
									 June 30, 1998(Unaudited)      December 31,1997
									 ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
    Net investment income (loss)                                                 $(74,214)                 $268,232
    Net realized gain (loss) on investment  and futures transactions               323,811                1,172,065
    Net unrealized appreciation (depreciation) on investments                    1,952,454                  685,708
									 ------------------------------------------------
	 Net Increase (Decrease) in Net Assets Resulting From Operations        $2,202,051               $2,126,005
									 ------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
     Dividends from net investment income                                               $0               $(268,232)
     Distributions from net realized gain on investments                                 0              (1,172,065)
									 ------------------------------------------------
	  Total Dividends and Distributions                                             $0             $(1,440,297)
									 ------------------------------------------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from sale of shares                                                $2,655,305               $6,594,170
    Proceeds from reinvested dividends                                           1,345,191                  725,283
    Cost of shares redeemed                                                    (1,958,027)              (1,966,267)
									 ------------------------------------------------
	 Net Increase (Decrease) in Net Assets Resulting From
	  Capital Share Transactions                                            $2,042,469               $5,353,186
									 ------------------------------------------------
TOTAL INCREASE IN NET ASSETS                                                    $4,244,520               $6,038,894

NET ASSETS, BEGINNING OF PERIOD                                                 17,444,454               11,405,560
									 ------------------------------------------------
NET ASSETS, END OF PERIOD                                                      $21,688,974              $17,444,454
									 ================================================

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements June 30, 1998 (Unaudited)

Note 1.     ORGANIZATION
	    Integrity Fund of Funds, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end Management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995. The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which in turn, invest principally in equity securities.

	    Shares of the Fund are offered for sale at net asset value without A sales charge. Shares may be subject to a contingent deferred Sales charge, if those shares are redeemed within five years of purchase.

Note 2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
	    Investment security valuation -- Investments in securities for which market quotations are readily available are valued at the last reported sales price or net asset value at the close of each business day. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the portfolio management team. The Fund follows industry practice and records security transactions on the trade date.

	    Federal and State income taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies, and to distribute all of its net investment income, including any net realized gain on investments, to its shareholders. Therefore, no provision for income taxes is required.

	    Distributions to shareholders -- The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash.

	    Dividend income -- Dividend income is recognized on the ex-dividend date.

	    Futures contracts -- The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

	    A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments
	    ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

	    Certain risks may arise upon entering into futures contracts.
	    These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

	    Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Note 3.      CAPITAL SHARE TRANSACTIONS
	     As of June 30, 1998, there were 1,000,000,000 shares of $.0001 par value authorized; 1,467,232 and 1,315,072 shares were outstanding at June 30, 1998 and December 31, 1997, respectively. Transactions in capital shares were as follows:

							   Shares
			  -----------------------------------------------------
			  For The Six Months Ended          For The Year Ended
				June 30, 1998                December 31, 1997
				 (Unaudited)
			  -----------------------------------------------------
Shares sold                        187,844                       491,026
Shares issued on
reinvestment of dividends          101,371                        57,884
Shares redeemed                  (137,055)                      (144,196)
			  --------------------------    -----------------------
Net increase                       152,160                       404,714
			  =====================================================



Note 4.     INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
	    ND Money Management, Inc., the Fund's investment adviser,
	    ND Capital, Inc., the Fund's underwriter, and ND Resources, Inc., the Fund's transfer and accounting services agent, are subsidiaries of ND Holdings, Inc., the Fund's sponsor.

	    The Fund has engaged ND Money Management, Inc., to provide investment advisory and management services to the Fund. The Investment Advisory Agreement provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized $93,477 of investment advisory fees for the six months ended June 30, 1998. The Fund has a payable to ND Money Management, Inc. of $16,641 at June 30, 1998 for investment advisory fees. Certain officers and directors of the Fund are also officers and directors of the investment adviser.

	    ND Capital, Inc. ("Capital") is the Fund's principal underwriter. The Fund pays Capital service fees computed at an annual rate of 0.25% of the Fund's average daily net assets. Capital, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $23,987 of service fees for the six months ended June 30, 1998. The Fund has a payable to Capital of $4,391 at June 30, 1998 for service fees. Certain officers and directors of the Fund are also officers and directors of the underwriter.

	    ND Resources, Inc., (the transfer agent), provides shareholder services for a monthly fee equal to an annual rate of 0.16% of the Fund's first $10 million of net assets, 0.13% of the Fund's net assets on the next $15 million, 0.11% of the Fund's net assets on the next $15 million,.10% of the Fund's net assets on the next
	    $10 million, and 0.09% of the Fund's net assets in excess of $50 million. The Fund has recognized $15,132 of transfer agency fees for the six months ended June 30, 1998. ND Resources, Inc. also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $17,087 of accounting service fees for the six months ended June 30, 1998.


	     Note 5.     INVESTMENT SECURITY TRANSACTIONS
	     The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $6,358,895 and $4,893,521, respectively, for the six months ended June 30, 1998.


	     Note 6.     INVESTMENT IN SECURITIES
	     At June 30, 1998, the aggregate cost of securities for federal income tax purposes was $18,666,413, and the net unrealized appreciation of investments based on the cost was $3,068,135, which is comprised of $3,193,479 aggregate gross unrealized appreciation and $125,344 aggregate gross unrealized depreciation.


Financial Highlights Selected per share data and ratios for the period indicated
--------------------------------------------------------------------------------

<CAPTION.

				    For The Six Months       For The Year Ended       For The Year Ended       For The Year Ended
				    Ended June 30,1998       December 31, 1997        December 31, 1996        December 31, 1995
					(Unaudited)
				    ---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD      $ 13.27             $  12.53               $  11.76                  $  10.00
				    ---------------------------------------------------------------------------------------------
Income from Investment Operations:
     Net investment income (loss)         $  (.05)            $    .21               $    .10                  $    .22
     Net realized and unrealized
     gain (loss) on investment
     and futures transactions                1.56                 1.63                   1.53                      2.30
				    ---------------------------------------------------------------------------------------------
	 Total Income(Loss) From
	 Investment Operations            $  1.51             $   1.84               $   1.63                  $   2.52
				    ---------------------------------------------------------------------------------------------
Less Distributions:
     From net investment income           $   .00             $   (.21)              $   (.10)                 $   (.22)
     From net realized gain on investments    .00                 (.89)                  (.76)                     (.54)
				    ---------------------------------------------------------------------------------------------
	 Total Distributions              $   .00             $  (1.10)              $   (.86)                 $   (.76)
				    ---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD            $ 14.78             $  13.27               $  12.53                  $  11.76
				    =============================================================================================
Total Return                                22.76%(A)(C)         14.65%(A)              13.84%(A)                 25.20%(A)


Ratios/Supplemental Data:
     Net assets, end of period
     (in thousands)                         $21,68            $17,444                $11,406                   $ 4,362
     Ratio of net expenses
     (after expense assumption)to
     average net assets                     1.62%(C)             1.62%(B)               1.63%(B)                1.59%(B)
     Ratio of net investment income
     to average net assets                  (.72%)(C)            1.73%                   .98%                   4.00%
     Portfolio turnover rate               24.04%               31.99%                 50.11%                  15.30%

</TABLE

(A)  Excludes contingent deferred sales charge of 1.5%.
(B) During the periods indicated above, ND Holdings, Inc. assumed expenses of $24,114, $39,760 and $40,714. If the expenses had not been assumed, the annualized ratio of total expenses to average net assets would have been 1.78%, 2.08% and 3.60%, respectively.
(C)  Ratio is annualized.

The accompanying notes are an integral part of these financial statements.

